Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2022-FL8 Issuer, Ltd.

BSPRT 2022-FL8 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”)

Franklin BSP Realty Trust, Inc. (f/k/a Benefit Street Partners Realty Trust, Inc.)

Wells Fargo Securities, LLC

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re:	BSPRT 2022-FL8 Issuer, Ltd. (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction as of 19 January 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 January 2022

Attachment A Page 1 of 16

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer of the securitization transaction will primarily consist of 26 commercial real estate mortgage whole loans and/or senior participation(s) of whole loans (the “Collateral Interests”), each secured by a first-lien mortgage or deed-of-trust on one or more properties (the “Mortgaged Properties”),
b.	The Collateral Interests are comprised of:
i.	24 commercial real estate floating rate mortgage whole loans and/or senior participation(s) of whole loans (the “Mortgage Loans”) and
ii.	Two commercial real estate floating rate mortgage loans with the “Closing Status” characteristic as “Unclosed,” as shown on the Data Files, that Benefit Street, on behalf of the Issuer, indicated had not closed as of the date hereof (the “Delayed Close Mortgage Loans”),
c.	With respect to two Mortgage Loans, there exists one or more fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the settlement date of the securitization transaction (the “Settlement Date”),
d.	With respect to 20 Mortgage Loans and one Delayed Close Mortgage Loan, there exists one or more pari-passu interests that are unfunded as the date hereof (the “Future Funding Participations”) which will not be assets of the Issuer as of the Settlement Date and which evidence the amount of certain future advances which may be made subsequent to the date hereof.

For the purpose of the procedures described in this report, each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s), and/or Future Funding Participation(s), if any, is hereinafter referred to as the “Committed Loan.”

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us not to perform, and we did not perform, any procedures on the Delayed Close Mortgage Loans.

Attachment A Page 2 of 16

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Mortgage Loans, Delayed Close Mortgage Loans, Non-Trust Pari Passu Participations, Future Funding Participations and Committed Loans as of the corresponding payment date in February 2022 (collectively, the ”Reference Date”) and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics for any Delayed Close Mortgage Loan.

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, Benefit Street, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

Attachment A Page 3 of 16

1. (continued)

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Mortgage Loans, Delayed Close Mortgage Loans, Non-Trust Pari Passu Participations, Future Funding Participations and Committed Loans as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic for the Mortgage Loans, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 16

6.	For the purpose of comparing the “Original IO Term (Months)” characteristic for each Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File (each, an “Interest-Only Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months).” We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Original IO Term (Months)” characteristic for each IO-Amortizing Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use the number of monthly payment due dates, including any monthly payment date during any Exercised Extension Term(s) (as defined herein), from and including the “First Payment Date,” as shown on the Final Data File, through but excluding the first amortizing monthly payment date, as shown in the related Amortization Schedule (as defined herein). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the sum of the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Mortgage Loan Initial Unfunded Future Funding Amount ($),

as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Amount ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Mortgage Loan Amount ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the sum of the:
a.	Collateral Interest Cut-Off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, we recalculated the “Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 16

9.	Using the sum of the:
a.	Senior Contributed Cut-off Date Balance,
b.	Pari Passu Cut-off Debt Funded Amount ($) and
c.	Current Subordinate Additional Debt ($),

as shown on the Final Data File, we recalculated the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Cut-off Date Funded Balance ($) and
b.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Committed Balloon Payment ($)” of each Interest-Only Mortgage Loan.

For the purpose of comparing the “Committed Balloon Payment ($)” characteristic for each IO-Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the value, as shown on the related Amortization Schedule, corresponding to the “Initial Maturity Date,” as shown on the Final Data File.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of the:
a.	Committed Balloon Payment ($) and
b.	Current Subordinate Additional Debt ($),

as shown on the Final Data File, we recalculated the “Committed Commercial Real Estate Loan Balloon Payment ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Commercial Real Estate Loan Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 16

12.	Using the:
a.	Mortgage Loan Gross Margin,
b.	Subordinate Debt Gross Margin,
c.	Collateral Interest Gross Margin,
d.	Index,
e.	Index Floor and
f.	Index Rounding Factor,

as shown on the Final Data File, the applicable Index Assumption (as defined below) provided by Benefit Street, on behalf of the Issuer, and the applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Subordinate Debt Interest Rate and
iii.	Collateral Interest Interest Rate

of each Mortgage Loan.

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use:

a.	A SOFR assumption of 0.06345% (the “SOFR Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, and
b.	A LIBOR assumption of 0.11300% (the “LIBOR Assumption,” together with the SOFR Assumption, the “Index Assumption”) for any Mortgage Loan which has the “Index” characteristic as “1 month LIBOR,” as shown on the Final Data File.

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use the applicable Index Assumption described in this Item and to ignore any references to “Adjusted LIBOR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date“ and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iii. above, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Gross Margin” and the greater of:

a.	The “Index Floor,” as shown on the Final Data File, and
b.	The applicable Index Assumption, rounded in accordance with the “Index Rounding Factor,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 7 of 16

13.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Cut-off Date Funded Balance ($),
c.	Committed Mortgage Loan Amount ($),
d.	Current Subordinate Additional Debt ($),
e.	Commercial Real Estate Loan Cut-off Date Funded Balance ($),
f.	Future Funding Participation Cut-off Date Balance ($),
g.	Mortgage Loan Interest Rate,
h.	Collateral Interest Interest Rate and
i.	Interest Accrual Method,

as applicable, as shown on the Final Data File, the Amortization Schedules relating to the IO-Amortizing Mortgage Loans and the assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Cut-off Annual Debt Service ($),
ii.	Cut-off Date Annual Debt Service ($),
iii.	Committed Annual Debt Service ($),
iv.	Commercial Real Estate Cut-off Funded Annual Debt Service ($) and
v.	Commercial Real Estate Committed Annual Debt Service ($)

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Cut-off Annual Debt Service ($)” of each Interest-Only Mortgage Loan, the Lake Village North Mortgage Loan, The Printhouse Mortgage Loan and the Pine Groves & Princeton Groves Mortgage Loan (all as defined herein) as the product, rounded to two decimal places, of:

a.	The “Collateral Interest Cut-Off Date Balance ($),” as shown on the Final Data File,
b.	The “Collateral Interest Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Annual Debt Service ($)” of each Interest-Only Mortgage Loan, the Lake Village North Mortgage Loan, The Printhouse Mortgage Loan and the Pine Groves & Princeton Groves Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Cut-off Date Funded Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Committed Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Committed Mortgage Loan Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 16

13. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” of each Interest-Only Mortgage Loan, the Lake Village North Mortgage Loan, The Printhouse Mortgage Loan and the Pine Groves & Princeton Groves Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Commercial Real Estate Loan Cut-off Date Funded Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product, rounded to two decimal places, of:

a.	The sum of the:
i.	Commercial Real Estate Loan Cut-off Date Funded Balance ($) and
ii.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Committed Annual Debt Service ($)” and “Commercial Real Estate Committed Annual Debt Service ($)” characteristics for the Lake Village North Mortgage Loan and the Pine Groves & Princeton Groves Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the first 12 monthly principal and interest payments following the expiration of the “Original IO Term (Months),” as shown on the Final Data File, for the related Mortgage Loan, as shown on the related Amortization Schedule.

For the purpose of comparing the “Committed Annual Debt Service ($)” and “Commercial Real Estate Committed Annual Debt Service ($)” characteristics for The Printhouse Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Calculate the sum of the last 12 monthly debt service payments (some of which are comprised of interest only, and some of which are comprised of principal and interest) in the term of The Printhouse Mortgage Loan, as shown on the related Amortization Schedule (such sum, “The Printhouse Committed Debt Service Amount”),
b.	Assume that the principal portion of the monthly debt service payment on the “Initial Maturity Date,” as shown on the related Amortization Schedule (“The Printhouse Assumed Final Payment”) (which is the twelfth payment included in the calculation of The Printhouse Committed Debt Service Amount), is the related Fixed Principal Payment Amount (as defined herein) and
c.	Assume that the interest portion of the Printhouse Assumed Final Payment, as shown on the related Amortization Schedule, is calculated based on a 31-day interest accrual period.

Attachment A Page 9 of 16

13. (continued)

For the purpose of this procedure for The Harlem Apartment Portfolio Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to:

a.	Calculate the sum of the last 12 monthly principal and interest payments (some of which occurred on or prior to the Reference Date) in the term of The Harlem Apartment Portfolio Mortgage Loan, as shown on the related Amortization Schedule (such sum, the “Harlem Apartment Portfolio Debt Service Amount”), and
b.	Assume that the principal portion of the monthly debt service payment on the “Initial Maturity Date,” as shown on the related Amortization Schedule (which is the twelfth payment included in the calculation of The Harlem Apartment Portfolio Debt Service Amount), is the related Fixed Principal Payment Amount.

For the purpose of comparing each of the characteristics listed in i. through v. above for The Harlem Apartment Portfolio Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the Harlem Apartment Portfolio Debt Service Amount.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

14.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “Collateral Interest Cut-Off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “% of Aggregate Collateral Interest Cut-off Date Balance” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 16

16.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance As-Is LTV,
ii.	Committed Stabilized LTV,
iii.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
iv.	Committed Commercial Real Estate Loan Stabilized LTV

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-Off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,

b.	Use the “Committed Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File,
c.	Use the “Commercial Real Estate Loan Cut-off Date Funded Balance,” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,
d.	Use the “Committed Commercial Real Estate Loan Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File, and
e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” and “Committed Commercial Real Estate Loan Stabilized LTV” characteristics for any Mortgage Loan which has a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File.

Attachment A Page 11 of 16

16. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Committed Commercial Real Estate Loan Stabilized LTV

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

17.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI DSCR,
ii.	Cut-off Date Balance U/W NCF DSCR,
iii.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
iv.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
v.	Committed Balance U/W Stabilized NOI DSCR,
vi.	Committed Balance U/W Stabilized NCF DSCR,
vii.	Committed Balance Appraisal Stabilized NOI DSCR,
viii.	Committed Balance Appraisal Stabilized NCF DSCR,
ix.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
x.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through x. above to two decimal places.

Attachment A Page 12 of 16

17. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Cut-off Date Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
b.	Use the “Commercial Real Estate Cut-off Funded Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
c.	Use the “Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the:
i.	Committed Balance U/W Stabilized NOI DSCR,
ii.	Committed Balance U/W Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

d.	Use the “Commercial Real Estate Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR,” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for each Mortgage Loan,
e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,” “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,” “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,
f.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as applicable, as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI DSCR” and “Committed Balance U/W Stabilized NCF DSCR” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
g.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI DSCR” and “Committed Balance Appraisal Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI” or “Appraisal Stabilized NCF” of “NAP,” as applicable, as shown on the Final Data File,
h.	Use “NAP” for the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File, and
i.	Use “1.00x” for the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:
i.	45 West 81st Street and
ii.	The Printhouse.

Attachment A Page 13 of 16

17. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Committed Balance U/W Stabilized NOI DSCR,
f.	Committed Balance U/W Stabilized NCF DSCR,
g.	Committed Balance Appraisal Stabilized NOI DSCR,
h.	Committed Balance Appraisal Stabilized NCF DSCR,
i.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
j.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

18.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI Debt Yield,
ii.	Cut-off Date Balance U/W NCF Debt Yield,
iii.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
iv.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
v.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
vi.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
vii.	Committed Balance U/W Stabilized NOI Debt Yield,
viii.	Committed Balance U/W Stabilized NCF Debt Yield,
ix.	Committed Balance Appraisal Stabilized NOI Debt Yield and
x.	Committed Balance Appraisal Stabilized NCF Debt Yield

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. through x. above to the nearest 1/10th of one percent.

Attachment A Page 14 of 16

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for each Mortgage Loan,

b.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,” “Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,” “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,
c.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI Debt Yield” and “Committed Balance U/W Stabilized NCF Debt Yield” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
d.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI Debt Yield” and “Committed Balance Appraisal Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
e.	Use “NAP” for the “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File, and
f.	Use “NAP” for the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for the 45 West 81st Street Mortgage Loan (as defined herein).

Attachment A Page 15 of 16

18. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

19.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date Balance / Unit ($) and
ii.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Collateral Interest Cut-off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Collateral Interest Cut-off Date Balance / Unit ($)” characteristic.

Attachment A Page 16 of 16

19. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date Balance / Unit ($) and
b.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

for the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

20.	Using the:
a.	Prepayment Provision String and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Call Protection String (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the “Sponsor / Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• Cienda Portfolio • Willow Creek & Orleans Square Apartments

Mortgage Loan Initial Funded Amount ($),

Mortgage Loan Initial Unfunded Future Funding Amount ($),

Committed Mortgage Loan Amount ($),

Senior Contributed Cut-off Date Balance,

Pari Passu Cut-off Debt Funded Amount ($),

Current Subordinate Additional Debt ($),

Collateral Interest Cut-Off Date Balance ($),

Cut-off Date Funded Balance ($),

Commercial Real Estate Loan Cut-off Date Funded Balance ($),

Future Funding Participation Cut-off Date Balance ($),

Committed Balloon Payment ($) and

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

• Pine Groves & Princeton Groves • The Hargrove at Southpoint & The Sawyer

Mortgage Loan Initial Funded Amount ($),

Mortgage Loan Initial Unfunded Future Funding Amount ($),

Committed Mortgage Loan Amount ($),

Senior Contributed Cut-off Date Balance,

Pari Passu Cut-off Debt Funded Amount ($),

Current Subordinate Additional Debt ($),

Collateral Interest Cut-Off Date Balance ($),

Cut-off Date Funded Balance ($),

Commercial Real Estate Loan Cut-off Date Funded Balance ($),

Future Funding Participation Cut-off Date Balance ($),

Committed Balloon Payment ($) and

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the whole loan original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Exhibit 1 to Attachment A Page 2 of 3

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• The Harlem Apartment Portfolio

Mortgage Loan Initial Funded Amount ($),

Mortgage Loan Initial Unfunded Future Funding Amount ($),

Committed Mortgage Loan Amount ($),

Senior Contributed Cut-off Date Balance,

Pari Passu Cut-off Debt Funded Amount ($),

Current Subordinate Additional Debt ($),

Collateral Interest Cut-Off Date Balance ($),

Cut-off Date Funded Balance ($),

Commercial Real Estate Loan Cut-off Date Funded Balance ($),

Future Funding Participation Cut-off Date Balance ($),

Committed Balloon Payment ($) and

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the whole loan original balance allocations for the corresponding Underlying Properties, as shown in the loan agreement Source Document, and to ignore any principal prepayments described in any loan modification agreement Source Document(s) or on the related Amortization Schedule (as defined herein)

• Center City Philadelphia Multifamily Portfolio	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($) and Committed Mortgage Loan Amount ($)	Allocate the values relating to the Multiple Property Loan using the “Mortgage Loan Initial Funded Amount ($),” “Mortgage Loan Initial Unfunded Future Funding Amount ($)” and “Committed Mortgage Loan Amount ($)” allocations, respectively, for the Underlying Properties provided by Benefit Street, on behalf of the Issuer, which are described in Note 1 below

Senior Contributed Cut-off Date Balance,

Pari Passu Cut-off Debt Funded Amount ($),

Current Subordinate Additional Debt ($),

Collateral Interest Cut-Off Date Balance ($),

Cut-off Date Funded Balance ($) and

Commercial Real Estate Loan Cut-off Date Funded Balance ($)

Allocate the values relating to the Multiple Property Loan pro-rata to the respective Underlying Properties using the “Mortgage Loan Initial Funded Amount ($)” allocations for the Underlying Properties which are described in Note 1 below

Exhibit 1 to Attachment A Page 3 of 3

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• Center City Philadelphia Multifamily Portfolio (continued)	Future Funding Participation Cut-off Date Balance ($)	Allocate the values relating to the Multiple Property Loan pro-rata to the respective Underlying Properties using the “Mortgage Loan Initial Unfunded Future Funding Amount ($)” allocations for the Underlying Properties which are described in Note 1 below
	Committed Balloon Payment ($) and Committed Commercial Real Estate Loan Balloon Payment ($)	Allocate the values relating to the Multiple Property Loan pro-rata to the respective Underlying Properties using the “Committed Mortgage Loan Amount ($)” allocations for the Underlying Properties which are described in Note 1 below

Notes:

1.	For the Mortgage Loan identified on the Data Files as “Center City Philadelphia Multifamily Portfolio,” which is a Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the value shown for each Underlying Property in the table below for the “Mortgage Loan Initial Funded Amount ($),” “Mortgage Loan Initial Unfunded Future Funding Amount ($)” and “Committed Mortgage Loan Amount ($)” characteristics:

Underlying Property	Mortgage Loan Initial Funded Amount ($)	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Committed Mortgage Loan Amount ($)

Mariner’s Court	$11,566,736	$550,833	$12,117,569
Carriage Wheel Lofts	$10,673,264	$209,167	$10,882,431

2.	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 18

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Property Address (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units (see Note 1)	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Notes 1 and 4)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Notes 1 and 5)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement

Third Party Information:

Characteristic	Source Document(s)
Appraiser Name	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value ($) (see Note 24)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs ($)	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 6)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A Page 2 of 18

Third Party Information: (continued)

Characteristic	Source Document(s)
Seismic Report Date (see Note 8)	Seismic Report
Seismic PML % (see Note 8)	Seismic Report
Seismic Insurance Required (Y/N) (see Note 9)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 11)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 18

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)
Underwritten EGI ($) (see Note 13)	Underwriting Summary
Underwritten Expenses ($) (see Note 13)	Underwriting Summary
Underwritten NOI ($) (see Note 13)	Underwriting Summary
Underwritten Reserves ($) (see Note 13)	Underwriting Summary
Underwritten NCF ($) (see Note 13)	Underwriting Summary
U/W Occupancy (see Note 13)	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 13)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 13)	Underwriting Summary
U/W Stabilized Occupancy (see Note 13)	Underwriting Summary
Appraisal Stabilized EGI ($) (see Note 13)	Underwriting Summary
Appraisal Stabilized Expenses ($) (see Note 13)	Underwriting Summary
Appraisal Stabilized NOI ($) (see Note 13)	Underwriting Summary
Appraisal Stabilized Reserves ($) (see Note 13)	Underwriting Summary
Appraisal Stabilized NCF ($) (see Note 13)	Underwriting Summary
Appraisal Stabilized Occupancy (see Note 13)	Underwriting Summary
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 18

Underwriting Information: (continued)

Characteristic	Source Document(s)
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary

Hotel Operating Information: (see Note 14)

Characteristic	Source Document(s)

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR	Underwriting Summary
Underwritten Stabilized RevPAR	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)
Tax Escrow (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Tax Escrow (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Springing Tax Escrow Description	Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 5 of 18

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Insurance Escrow (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Insurance Escrow (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Springing Insurance Escrow Description	Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve Note	Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve Note	Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves (Cut-Off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves Note (see Note 1)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Cut-Off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 6 of 18

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Other Reserves 2 Note	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Cut-Off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 Note	Escrow Current Balance Support File, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 Cap	Loan Agreement, Loan Modification Agreement or Security Instrument

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Instrument
Sponsor / Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Mortgage Loan Initial Funded Amount ($) (see Note 22)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•               Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 7 of 18

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Senior Contributed Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Pari Passu Cut-off Debt Funded Amount ($) (see Note 16)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•               Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Current Subordinate Additional Debt ($) (see Note 16)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Collateral Interest Cut-Off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•               Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Participation Cut-off Date Balance ($) (see Note 16)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Trigger / Requirement	Loan Agreement, Loan Modification Agreement or Security Instrument
Note Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Instrument
First Payment Date (see Note 17)	Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 8 of 18

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Initial Maturity Date (see Notes 23 and 26)	Loan Agreement, Loan Modification Agreement or Security Instrument
Extension Options (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Extension Options Conditions Description (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
First Extension Period (months) (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Second Extension Period (months) (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Third Extension Period (months) (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
First Extension Fee (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Second Extension Fee (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Third Extension Fee (see Note 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Fully Extended Maturity Date	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Method	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Period Start	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Period End	Loan Agreement, Loan Modification Agreement or Security Instrument
Amortization Type (see Notes 23 and 25)	Loan Agreement, Loan Modification Agreement or Security Instrument or Amortization Schedule
Amortization Type During Extensions (see Notes 1 and 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions Description (see Notes 1 and 23)	Loan Agreement, Loan Modification Agreement or Security Instrument
Loan Type (Fixed / Floating)	Loan Agreement, Loan Modification Agreement or Security Instrument
Mortgage Loan Gross Margin (see Note 1)	Loan Agreement, Loan Modification Agreement or Security Instrument
Margin Step Up / Change Trigger	Loan Agreement, Loan Modification Agreement or Security Instrument
Index Floor	Loan Agreement, Loan Modification Agreement or Security Instrument
Index Cap Strike Rate	Interest Rate Cap Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 9 of 18

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Index Cap Strike Rate Step Up / Change	Interest Rate Cap Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Index Cap Provider	Interest Rate Cap Agreement
Index Cap Expiration Date	Interest Rate Cap Agreement
Index Rounding Factor	Loan Agreement, Loan Modification Agreement or Security Instrument
Index	Loan Agreement, Loan Modification Agreement or Security Instrument
Index Determination Lookback (in days) (see Note 27)	Loan Agreement, Loan Modification Agreement or Security Instrument
Grace Period Default (Days)	Loan Agreement, Loan Modification Agreement or Security Instrument
Grace Period Late (Days)	Loan Agreement, Loan Modification Agreement or Security Instrument
Prepayment Provision String (see Notes 1 and 18)	Loan Agreement, Loan Modification Agreement or Security Instrument
Upfront Minimum Interest Period	Loan Agreement, Loan Modification Agreement or Security Instrument
Recourse (Y / N / Partial)	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Recourse Provisions	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Lockbox Type (see Notes 1 and 19)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Lockbox Trigger Event (see Note 1)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Type (see Note 20)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Subordinate Debt Gross Margin	Loan Agreement, Loan Modification Agreement or Security Instrument
Collateral Interest Gross Margin (see Note 1)	Loan Agreement, Loan Modification Agreement or Security Instrument
Current Additional Debt ($) (see Note 21)	Loan Agreement, Loan Modification Agreement, Security Instrument or Secondary Financing Documents

Exhibit 2 to Attachment A Page 10 of 18

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Current Additional Debt Description (see Note 21)	Loan Agreement, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Partial Collateral Release (Y/N)	Loan Agreement, Loan Modification Agreement or Security Instrument
Partial Collateral Release Description	Loan Agreement, Loan Modification Agreement or Security Instrument
Ownership Interest (see Note 1)	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Rent Payment	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Rent Increases	Ground Lease or Ground Lease Estoppel

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

45 West 81st Street	NAP	Mortgage Loan Gross Margin	3.9500%
		Collateral Interest Gross Margin	3.9500%
		Number of Units	129
		Physical Occupancy	6.0%
		Physical Occupancy As of Date	11/15/2021
		Other Reserves Note	Shortfall Reserve: Upfront deposit of $7,000,000 and, not later than June 20, 2022, an additional deposit of $1,000,000. If at any time the amount on deposit is less than $1,000,000, a deposit of $1,000,000
		Prepayment Provision String	LO(12), MI(5), O(1)
		Amortization Type During Extensions	Interest Only (first extension), then Amortizing (second and third extensions)
		Amortization Type During Extensions Description	Interest Only during the first extension, then on each monthly payment date beginning in August 2024, a principal amount equal to $78,727.29
		Lockbox Type	Soft (Multifamily), Hard (Commercial)

Exhibit 2 to Attachment A Page 11 of 18

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

The Printhouse	NAP	Ownership Interest	Fee
		Lockbox Trigger Event	(i) EoD, (ii) Origination Date, (iii) DSCR falls below 1.15x, (iv) DY less than 5.95%. Loan is in cash sweep period as of the Cut-off Date

The Harlem Apartment Portfolio	NAP	Lockbox Trigger Event	(i) EoD, (ii) DSCR falling below 1.10x at any time from and after the DSCR (combined) being equal to or greater than 1.20x for 2 consecutive calendar quarters, (iii) failure of the DSCR to have been equal to or greater than 1.20x for 2 consecutive calendar quarters on or prior to September 5, 2019, (iv) Mezzanine Loan Event of Default, (v) the Second Amendment Closing Date (3/8/2021). Loan is in cash sweep period as of the Cut-off Date

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

2.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Physical Occupancy” characteristic if the “Property Type” characteristic, as shown on the Preliminary Data File, is “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin” or “down” in the applicable Source Document(s) as vacant.

5.	For the purpose of comparing the “Physical Occupancy As Of Date” characteristic if the “Single Tenant (Y/N)” characteristic, as shown on the Preliminary Data File, is “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, occurring in February 2022.

6.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any Mortgaged Property that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 12 of 18

Notes: (continued)

7.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

8.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the indicated characteristic(s) for any Mortgaged Property that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

11.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Use the last day of the applicable month if the date, as shown in the applicable Source Document(s), only indicated the month and year of expiration and
b.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 13 of 18

Notes: (continued)

13.	For the purpose of comparing the:
a.	Underwritten Stabilized EGI ($),
b.	Underwritten Stabilized Expenses ($),
c.	Underwritten Stabilized NOI ($),
d.	Underwritten Stabilized Reserves ($),
e.	Underwritten Stabilized NCF ($) and
f.	U/W Stabilized Occupancy

characteristics if the applicable Source Document(s) did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:

i.	Underwritten EGI ($),
ii.	Underwritten Expenses ($),
iii.	Underwritten NOI ($),
iv.	Underwritten Reserves ($),
v.	Underwritten NCF ($) and
vi.	U/W Occupancy

characteristics, respectively, as shown on the Preliminary Data File.

For the Mortgage Loan identified on the Preliminary Data File as “45 West 81st Street” (the “45 West 81st Street Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use “NAP” for the characteristics listed in i. through vi. above.

For the purpose of comparing the:

a.	Appraisal Stabilized EGI ($),
b.	Appraisal Stabilized Expenses ($),
c.	Appraisal Stabilized NOI ($),
d.	Appraisal Stabilized Reserves ($),
e.	Appraisal Stabilized NCF ($) and
f.	Appraisal Stabilized Occupancy

characteristics for the 45 West 81st Street Mortgage Loan and the Mortgage Loan identified on the Preliminary Data File as “Pine Groves & Princeton Groves” (the “Pine Groves & Princeton Groves Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use the corresponding values shown in the columns labeled “Appraisal Direct Cap Yr 2” and “Appraisal – Yr. 3,” respectively, as shown in the related

Source Document(s).

14.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgaged Property with the “Property Type” characteristic as “Hospitality,” as shown on the Preliminary Data File. For the purpose of comparing all “Hotel Operating Information” characteristics for any Mortgaged Property for which the “Property Type” characteristic is not “Hospitality,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

Exhibit 2 to Attachment A Page 14 of 18

Notes: (continued)

15.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)

characteristics, as applicable, for any Mortgage Loan with a “Note Date” on or after 10 December 2021, as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding initial escrow deposit amount, as shown in the related Source Document(s).

16.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, provided us with a Microsoft Excel file labeled “BSPRT 2022-FL8 Balance Schedule as of 1.11.22.xlsx” on 12 January 2022 (the “BSP Loan Balance Schedule”) which Benefit Street, on behalf of the Issuer, indicated contains balance information as of 11 January 2022 for each Mortgage Loan.

17.	For the purpose of comparing the “First Payment Date” characteristic, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

18.	For certain Mortgage Loans, the applicable Source Document(s) indicate that payment of:

a.                   An exit fee (the “Exit Fee”),

b.                   A deferred commitment fee (the “Deferred Commitment Fee”) and/or

c.                   An additional interest fee (the “Additional Interest Fee”)

may be required in connection with the repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

For certain Mortgage Loans, the applicable Source Document(s) indicate that a minimum interest payment (the “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period (which is displayed as “MI” within the “Prepayment Provision String”) as the number of payment due dates on which any “Minimum Interest Payment” due would be greater than “$0,” and to ignore any language in the applicable Source Document(s) describing the use of the then current interest rate for the calculation of the total minimum interest amount on which such “Minimum Interest Payment” is determined.

Exhibit 2 to Attachment A Page 15 of 18

Notes: (continued)

18. (continued)

For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For certain Mortgage Loans, the related loan agreement Source Document may define the Minimum Interest Payment as a specific dollar amount (each such Mortgage Loan, a “MI Dollar Amount Mortgage Loan”). For any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use information on the Preliminary Data File and in the related loan agreement Source Document to determine the payment due date upon which the related Minimum Interest Payment would be satisfied (the “MI Date”), based on aggregating the monthly debt service payments due for the related Committed Loan and to ignore any language in the applicable Source Document(s) describing the use of the then current interest rate for the calculation of the total minimum interest amount on which such “Minimum Interest Payment” is determined.

For the purpose of comparing the “Prepayment Provision String” characteristic for any MI Dollar Amount Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period (which is displayed as “MI” within the “Prepayment Provision String”) as the number of payment due dates from and including the “First Payment Date” through but not including the MI Date.

19.	For the purpose of comparing the “Lockbox Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager or
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A Page 16 of 18

Notes: (continued)

20.	For the purpose of comparing the “Cash Management Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	In-Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis or
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

21.	For the purpose of comparing the:
a.	Current Additional Debt ($) and
b.	Current Additional Debt Description

characteristics for any Mortgage Loan which has additional debt, either:

i.	The loan agreement, loan modification agreement or security instrument Source Documents describe the existence of additional debt or
ii.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine promissory notes or mezzanine loan agreements, intercreditor agreements, and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement and/or security instrument Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Current Additional Debt ($)” and “Current Additional Debt Description” characteristics for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

22.	For the Mortgage Loans identified on the Preliminary Data File as “The Printhouse” (“The Printhouse Mortgage Loan”) and “The Harlem Apartment Portfolio” (“The Harlem Apartment Portfolio Mortgage Loan”), Benefit Street, on Behalf of the Issuer, indicated that principal prepayments occurred after the related origination date of each Mortgage Loan. For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use:
i.	“$24,500,000.00” for The Printhouse Mortgage Loan and
ii.	“$37,986,589.83” for The Harlem Apartment Portfolio Mortgage Loan.

Exhibit 2 to Attachment A Page 17 of 18

Notes: (continued)

23.	For the Mortgage Loans identified on the Preliminary Data File as:
a.	Pine Groves & Princeton Groves,
b.	The Harlem Apartment Portfolio,
c.	Lake Village North (the “Lake Village North Mortgage Loan”) and
d.	The Printhouse

(each, an “IO-Amortizing Mortgage Loan”), Benefit Street, on behalf of the Issuer provided us with amortization schedules in Microsoft Excel (each, an “Amortization Schedule”) which include information relating to the monthly debt service and any principal prepayments that occurred prior to 11 January 2022, as applicable. The related Amortization Schedule for each IO-Amortizing Mortgage Loan includes an interest-only period followed by a period during which interest and a fixed principal payment amount, as shown in the related Source Document(s) (each, a “Fixed Principal Payment Amount”) are due. For the purpose of comparing the “Amortization Type” characteristic for each IO-Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “Interest Only, then Amortizing.”

For the purpose of comparing the “Amortization Type” and “Initial Maturity Date” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use values relating to the current term of the Mortgage Loan, inclusive of any extension option(s) that have been exercised on or prior to the date hereof (each, an “Exercised Extension Term”), based on information as shown on the Preliminary Data File and as shown in the applicable Source Document(s).

For the purpose of comparing the:

a.	Extension Options,
b.	Extension Options Conditions Description,
c.	First Extension Period (months),
d.	Second Extension Period (months),
e.	Third Extension Period (months),
f.	First Extension Fee,
g.	Second Extension Fee,
h.	Third Extension Fee,
i.	Amortization Type During Extensions and
j.	Amortization Type During Extensions Description

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use values relating to any extension option(s) that have not been exercised as of the date hereof and
ii.	Not include information relating to any Exercised Extension Term(s),

based on information as shown on the Preliminary Data File and as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 18 of 18

Notes: (continued)

24.	For the purpose of comparing the “Stabilized Appraised Value ($)” characteristic for the Mortgage Loan identified on the Preliminary Data File as “Cienda Portfolio,” which is a Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of:
i.	The “Stabilized Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “Mesa Ridge,”
ii.	The “Stabilized Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “Carousel Court” and
iii.	The “As-Is Appraised Value ($)” for the Underlying Property identified on the Preliminary Data File as “Brookmoore,”

all as shown on the Preliminary Data File.

25.	For the Mortgage Loans identified on the Preliminary Data File as “Vista at Plum Creek Apartments” (the “Vista at Plum Creek Apartments Mortgage Loan”), “Southern Oak Apartments” (the “Southern Oak Apartments Mortgage Loan”) and the Pine Groves & Princeton Groves Mortgage Loan, the respective loan agreement Source Document(s) describe certain conditions and/or triggers that could require amortization during the term of each Mortgage Loan. For the purpose of comparing the “Amortization Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Interest Only” for the Vista at Plum Creek Apartments Mortgage Loan and Southern Oak Apartments Mortgage Loan and “Interest Only, Then Amortizing” for the Pine Groves & Princeton Groves Mortgage Loan.

26.	For The Printhouse Mortgage Loan, the applicable Source Document(s) describe the monthly payment date as the 7th day of the month and the “Initial Maturity Date” as the 9th day of the month. For the purpose of the month in which the “Initial Maturity Date,” as shown on the Preliminary Data File, occurs, Benefit Street, on behalf of the Issuer, instructed us to assume that:
i.	There is no monthly payment date on the 7th day of that month,
ii.	The “Initial Maturity Date,” as shown on the Preliminary Data File, is the only payment due date in that month and
iii.	The discrepancy between the descriptions of the monthly payment date as the 7th day of the month and the “Initial Maturity Date” as the 9th day of the month, as shown in the applicable Source Document(s), does not impact the “Interest Accrual Period Start” or “Interest Accrual Period End,” both as shown on the Preliminary Data File.

27.	For the purpose of comparing the “Index Determination Lookback (in days)” characteristic for any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “2 Term SOFR BD prior to start of interest accrual period.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Collateral Interest
Closing Status
Property Flag
Property Name
# of Properties
Collateral Interest Type
Current Subordinate Additional Debt Description
Additional Financing Permitted in Future (Y/N)
Lien Position
Loan Purpose
Cross-collateralized (Y/N)
Control
Related Securitization(s)
Notes

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.